Land Use Rights, Net - Schedule of Land Use Rights (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Land Use Rights [Abstract]
Land use rights, cost		$ 4,215,007	$ 4,333,386
Less: Accumulated amortization		(945,008)	(884,881)
Land use rights, net	$ 3,287,991	$ 3,269,999	$ 3,448,505